Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	100,000,000
Common stock, shares issued	37,951,000	37,949,000	37,941,000
Common stock, shares outstanding	37,951,000	37,949,000	37,941,000
Series A Preferred Stock [Member]
Temporary stock, par value	$ 0	$ 0
Temporary stock, stated value	$ 100	$ 100
Temporary stock, shares issued	212,000
Temporary stock, shares outstanding	212,000
Series B Preferred Stock [Member]
Temporary stock, par value	$ 0	$ 0
Temporary stock, stated value	$ 100	$ 100
Temporary stock, shares issued	148,000
Temporary stock, shares outstanding	148,000